Contingencies (Details) - Tax contingencies	Nov. 26, 2020 CNY (¥)
Contingencies
Minimum total tax payment committed to local government	¥ 965,000,000
2021
Contingencies
Minimum total tax payment committed to local government	160,000,000
2022
Contingencies
Minimum total tax payment committed to local government	175,000,000
2023
Contingencies
Minimum total tax payment committed to local government	190,000,000
2024
Contingencies
Minimum total tax payment committed to local government	210,000,000
2025
Contingencies
Minimum total tax payment committed to local government	¥ 230,000,000